Shareholder Report, Average Annual Return (Details)				6 Months Ended	12 Months Ended	34 Months Ended	45 Months Ended
	Apr. 03, 2024	Dec. 15, 2021	Dec. 30, 2020	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000224149
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Rayliant Quantamental China Equity ETF
C000232916
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Rayliant Quantamental Emerging Market ex-China Equity ETF
C000232917
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Rayliant Quantitative Developed Market Equity ETF
C000248857
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rayliant SMDAM Japan Equity ETF			Tokyo Stock Exchange TOPIX (TR) (USD)
Without Sales Load [Member] | C000224149
Average Annual Return [Line Items]
Average Annual Return, Percent					16.91%		(9.36%)
Without Sales Load [Member] | C000232916
Average Annual Return [Line Items]
Average Annual Return, Percent					26.44%	4.68%
Without Sales Load [Member] | C000232917
Average Annual Return [Line Items]
Average Annual Return, Percent					34.93%	9.26%
Without Sales Load [Member] | C000248857
Average Annual Return [Line Items]
Average Annual Return, Percent				12.84%
CSI 300 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CSI 300 Index (USD) (TR)
Average Annual Return, Percent					16.74%		(5.71%)
MSCI Emerging Markets ex-China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex-China Index
Average Annual Return, Percent					27.40%	4.15%
MSCI World Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net) (USD)
Average Annual Return, Percent					32.43%	7.58%
Tokyo Stock Exchange TOPIX (TR) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent				4.99%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent					26.05%	1.49%